Accounts Payable	12 Months Ended
Dec. 31, 2017
Accounts Payable
Accounts Payable

12. Accounts Payable

	December 31,
	2017	2016
	(in US$'000)
Accounts payable—third parties	17,095	30,383
Accounts payable—non-controlling shareholders of subsidiaries	7,250	5,136
Accounts payable—related party (Note 22 (ii))	20	19

	24,365	35,538

        Substantially all the accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.